Equity affiliates, other investments and related parties - Related parties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Balance sheet
Receivables: Debtors and other debtors	$ 486	$ 496	$ 492
Receivables: Loans (excl. loans to equity affiliates)	42	57	63
Payables: Creditors and other creditors	968	888	1,161
Payables: Debts	2	2	2
Statement of income
Sales	4,127	4,192	3,407
Purchases	(10,158)	(9,253)	(7,354)
Financial income	4	2	6
Financial expense	$ (4)	$ (5)	$ (9)